Provisions, contingent liabilities and other liabilities - Provision for remediation and mine closure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions and contingent liabilities
Beginning balance	$ 249,596
Final balance		$ 249,596
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Beginning balance	1,660,603
Final balance	2,393,956	1,660,603
Sociedad Minera Cerro Verde S.A.A.
Provisions and contingent liabilities
Beginning balance	307,974
Final balance	231,451	307,974
Sociedad Minera Cerro Verde S.A.A. | Provision for remediation and mine closures [Member]
Provisions and contingent liabilities
Beginning balance	237,543	195,900
Accretion expense	3,715	4,196
Changes in estimates, (see Note 7)	(18,271)	37,569
Progressive mine closure payments in hydrometallurgy process	(87)	(122)
Exchange rate effect	10
Final balance	$ 222,910	$ 237,543